RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Key management personnel remuneration	$ 725,715	$ 730,596
Key management personnel benefits	90,506	77,650
Accounts payable and accrued liabilities related to key management personnel	$ 294,533	$ 451,710